Fair Value Measurements - company's financial assets and liabilities that are measured at fair value on a recurring basis (Details) - Recurring - SPRING VALLEY ACQUISITION CORP - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account - Mutual funds	$ 232,344,333	$ 232,320,939	$ 232,301,973
Public Warrants | Level 1
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	22,540,000	14,375,000
Private Placement Warrant | Level 1
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure		14,375,000	18,975,000
Private Placement Warrant | Level 2
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	$ 17,444,000
Private Placement Warrant | Level 3
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure		$ 14,774,000	$ 14,685,000